LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Leases
Operating lease expense	$ 25,710	$ 24,474	$ 83,888	$ 115,363
Operating lease weighted average remaining lease term	1 year 9 months 18 days		1 year 9 months 18 days
Weighted average discount rate	5.50%		5.50%